Long-term investments - Schedule of Long-Term Investments (Detail) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	CAD 40,479	CAD 64,419
Available-for-sale investment	0	169
Other investments	2,115	2,662
Total long-term investments	84,467	105,433
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	41,873	38,183
Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	37,710	32,125
Notes Receivable | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	4,163	6,058
Red Lily I Wind Facility
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	22,799	23,504
Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	0	34,727
Interest in Amherst Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	11,191	558
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	6,489	5,630
Variable Interest Entity, Not Primary Beneficiary | Windlectric | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	CAD 37,710	CAD 29,723